EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

23. EMPLOYEE BENEFIT PLANS

Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for eligible employees is based on 16% of the applicable payroll cost. In the U.S., the Company has a qualified 401(k) plan which provides retirement benefits for all of its eligible manufacturing and non-manufacturing employees. Under the 401(k) plan, the Company matches 100% of the first five percent of employee contributions. The expense incurred by the Company to contributions schemes globally was $18,136, $28,222 and $37,090 for the years ended December 31, 2022, 2023 and 2024, respectively.

In addition, the Company is required by PRC law to contribute approximately 6-8.5%, 8%, 0.2-0.7% and 0.9-2.5% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefit schemes were $15,918, $20,702 and $22,297 for the years ended December 31, 2022, 2023 and 2024, respectively.